EQUITY INCENTIVE PLAN - Restricted stock Activity (Details) - Q S I Operations Inc - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Number of Shares of Restricted Stock
Granted	5,610,752
Outstanding non-vested restricted stock at March 31, 2021	5,610,752
Weighted Average Grant-Date Fair Value
Outstanding non-vested restricted stock at December 31, 2020	$ 0.00
Granted	6.53	$ 1.43	$ 1.57
Outstanding non-vested restricted stock at March 31, 2021	$ 6.53	$ 0.00
Restricted Stock [Member] | 2013 Employee, Director and Consultant Equity Incentive Plan
Number of Shares of Restricted Stock
Granted	5,041,752	0	0
Restricted stock awards subject to certain service and performance conditions | General Counsel | 2013 Employee, Director and Consultant Equity Incentive Plan
Number of Shares of Restricted Stock
Granted	213,600
Restricted stock awards subject to certain service and performance conditions | Employee | Chief Executive Officer | 2013 Employee, Director and Consultant Equity Incentive Plan
Number of Shares of Restricted Stock
Granted	2,136,000
Restricted stock awards subject to certain service, market, and performance conditions | Employee | Chief Executive Officer | 2013 Employee, Director and Consultant Equity Incentive Plan
Number of Shares of Restricted Stock
Granted	569,000